Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 213,574	$ 146,713	$ 91,813
Accounts receivable, net	8,487	308
Inventories, net	133,874	98,312	65,981
Income tax receivable, net	3,978	0
Prepaid expenses and other current assets	25,791	16,119	7,678
Total current assets	385,704	261,452	165,471
Property and equipment, net	501,109	314,045	144,748
Right of use assets—operating, net	45,753	30,076	22,045
Right of use assets—finance, net	58,393	36,904	19,088
Intangible assets, net	161,282	93,800	30,036
Goodwill	111,721	74,100	7,316
Other assets	12,077	7,528	949
TOTAL ASSETS	1,276,039	817,905	385,996
Current liabilities:
Accounts payable and accrued liabilities	62,769	41,903	24,308
Income tax payable	0	5,875	8,327
Deferred revenue	4,082	7,178	2,404
Notes payable—current portion	6,000	2,000	2,000
Notes payable—related party—current portion	12,000	12,011	924
Warrant Liability			9,892
Operating lease liabilities—current portion	4,264	3,277	2,541
Finance lease liabilities—current portion	5,354	3,877	2,272
Total current liabilities	94,469	76,121	52,667
Long-term liabilities:
Notes payable	0	4,000	4,000
Notes Payable—Related Party			11,979
Operating lease liabilities	43,657	28,120	20,601
Finance lease liabilities	57,234	35,058	17,168
Private placement notes liabilities, net	119,478	117,165
Other long-term liabilities	6,438	3,915	118,256
Construction finance liabilities	92,021	82,047	22,956
Deferred tax liability	40,099	23,575	5,486
TOTAL LIABILITIES	453,396	370,001	253,114
Common stock, no par value; unlimited shares authorized, 129,531,207 and 119,573,998 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0	0	0
Additional paid-in-capital	613,379	328,214	76,192
Warrants		52,570
Accumulated earnings	209,264	119,690	56,691
TOTAL SHAREHOLDERS' EQUITY	822,643	447,904	132,883
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,276,039	817,905	385,996
Previously Reported [Member]
Current assets:
Prepaid expenses and other current assets		19,815
Total current assets		265,148
Property and equipment, net		317,701
Right of use assets—operating, net		28,171
Intangible assets, net		90,144	$ 26,380
Other assets		3,944
TOTAL ASSETS		816,112
Current liabilities:
Accounts payable and accrued liabilities		41,902
Operating lease liabilities—current portion		3,154
Total current liabilities		75,998
Long-term liabilities:
Operating lease liabilities		26,450
Other long-term liabilities		121,080
TOTAL LIABILITIES		368,208
Additional paid-in-capital		275,644
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 816,112